PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS [Abstract]
Prepaid rental		107,382	101,337
Rental deposits		1,681	244
Prepayments for purchases of merchandise		98,501	25,359
Advances to employees		3,395	3,077
Deferred tax charge on unrealized profits on inter-company sales		8,805	16,337
Store consumables and supplies		11,684	12,235
Accrued interest income		2,921	4,445
Dividend receivable from cost method investee		4,262
Other prepaid expenses and deposits		6,623	6,176
Prepaid expenses, deposits and other current assets	$ 39,528	245,254	169,210